SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 20 -	SEGMENT INFORMATION

a.	Segment Activities Disclosure:

TAT operates under four segments: (i) Original equipment manufacturing (“OEM”) of heat transfer solutions and aviation accessories mainly through our Gedera facility and our Limco subsidiary; (ii) MRO services for heat transfer components and OEM of heat transfer solutions through its Limco subsidiary; (iii) MRO services for aviation components (mainly APU and LG) through its Piedmont subsidiary; and (iv) Overhaul and coating of jet engine components through its Turbochrome subsidiary.

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OEM of heat transfer solutions and aviation accessories primarily include the design, development and manufacture of (i) broad range of heat transfer solutions, such as pre-coolers heat exchangers and oil/fuel hydraulic heat exchangers, used in mechanical and electronic systems on board of commercial, military and business aircraft; (ii) environmental control and power electronics cooling systems installed on board aircraft in and ground applications; and (iii) a variety of other mechanical aircraft accessories and systems such as pumps, valves, and turbine power units.

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MRO Services for heat transfer components and OEM of heat transfer solutions primarily include the MRO of heat transfer components and to a lesser extent, the manufacturing of certain heat transfer solutions. TAT’s Limco subsidiary operates an FAA-certified repair station, which provides heat transfer MRO services for airlines, air cargo carriers, maintenance service centers and the military.

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MRO services for aviation components include the MRO of APUs, landing gears and other aircraft components, as well as APU lease activity. TAT’s Piedmont subsidiary operates an FAA-certified repair station, which provides aircraft component MRO services for airlines, air cargo carriers, maintenance service centers and the military.

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TAT’s activities in the area of overhaul and coating of jet engine components includes the overhaul and coating of jet engine components, including turbine vanes and blades, fan blades, variable inlet guide vanes and afterburner flaps. The discontinued operation in 2021 regarding to the JT8D activity is part of the coating jet engines component segment.

The Group’s chief operating decision-maker (CEO of the Company) evaluates performance, makes operating decisions and allocates resources based on financial data, consistent with the presentation in the accompanying financial statements. CODM reviews revenue, gross profit, operating income and total assets.

During 2022 TAT completed its plan to consolidate the Company’s operations from four to three production sites by consolidating its production sites in Israel “OEM of heat transfer solutions and aviation accessories” with the “overhaul and coating of jet engine activity” and transferring the heat exchanges cores production operations from Israel to the Company’s production site in Tulsa, Oklahoma.

b.	Segments statement operations disclosure:

The following financial information is the information that CODM uses for analyzing the segment results. The figures are presented in consolidated method as presented to CODM.

The following financial information is a summary of the operating income of each operational segment:

	Year ended December 31, 2023
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated

Revenues external	$27,555	$28,625	$50,760	$6,854		$113,794
Revenues internal		4,370			(4,370)	-

Cost of revenues	20,193	30,176	41,788	4,110	(4,941)	91,326
Gross profit	7,362	2,819	8,972	2,744	571	22,468

Research and development	159	177	268	111		715
Selling and marketing	1,618	1,539	2,040	326		5,523
General and administrative	2,772	3,436	3,555	825		10,588
Other expenses (income)	9	(3)	(439)	(423)	423	(433)

Operating income (loss)	$2,804	$(2,330)	$3,548	$1,905	$148	$6,075
Financial expenses, net						(1,330)
Loss before tax benefits						4,745

	Year ended December 31, 2022
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated
Revenues external	$21,844	$21,063	$35,879	$5,770	-	$84,556
Revenues internal	-	3,733	-	-	(3,733)	-

Cost of revenues	18,778	20,750	28,890	3,495	(3,285)	68,628
Gross profit	3,066	4,046	6,989	2,275	(448)	15,928

Research and development	193	54	286	19	(74)	479
Selling and marketing	1,936	926	2,383	330	54	5,629
General and administrative	3,226	2,462	3,686	594	2	9,970
Other expenses (income)	(1,566)	(52)	(18)	-	1,547	(90)
Restructuring expenses, net	975	618	-	122	-	1,715
Operating income (loss)	$(1,698)	$38	$652	$1,210	$(1,977)	$(1,775)
Financial expenses, net						127
Loss before tax benefits						(1,648)

	Year ended December 31, 2021
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated

Revenues external	$25,977	$14,930	$33,232	$3,834	-	$77,973
Revenues internal	-	3,916	-	-	(3,916)	-

Cost of revenues	24,044	16,922	26,444	2,978	(3,685)	66,703
Gross profit (loss)	1,933	1,924	6,788	856	(231)	11,270

Research and development	122	80	202	160	(47)	517
Selling and marketing	2,040	1,015	1,961	220	(89)	5,147
General and administrative	3,128	1,855	3,004	558	(191)	8,354
Other expenses (income)	(913)	-	(432)	(19)	896	(468)
Restructuring expenses, net	1,338	386	-	31	-	1,755

Operating income (loss)	$(3,782)	$(1,412)	$2,053	$(94)	$(800)	$(4,035)
Financial expenses, net						540
Profit (loss) before taxes on income						(4,575)

c.The following financial information identifies the assets, depreciation and amortization, and capital expenditures to segments:

	Year ended December 31, 2023
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	39,131	42,491	58,023	9,400	(3,468)	145,577
Depreciation and amortization	557	878	3,078	268	(71)	4,710
Expenditure for segment assets	3,519	1,352	252	458		4,390

	Year ended December 31, 2022
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	24,251	39,193	55,616	8,846	(1,255)	126,651
Depreciation and amortization	690	432	2,325	259	-	3,706
Expenditure for segment assets	1,012	9,345	5,411	2,107	-	17,875